Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Share Based Payment Arrangements [Abstract]
Schedule of expense recognized in the financial statements for employee services received
	Year ended December 31,
	2022	2021
Equity-settled share-based payment plans	21,788	22,585

Schedule of inputs used to value the option grants using the black-scholes model
Grant date	March 31, 2022	May 19, 2022	June 30, 2022	November 16, 2022	December 27, 2022
Dividend yield (%)	—	—	—	—	—
Expected share price volatility (%)	105%	106%	102%	103%	102%
Risk-free interest rate (%)	2.49%	2.78%	2.99%	4.13%	4.17%
Expected life of stock options (years)	3	3	3	3	3
Share price (CAD)	4.71	2.45	1.50	1.00	0.55
Exercise price (CAD)	4.71	2.45	1.50	1.00	0.55
Fair value of options (USD)	2.40	1.21	0.72	0.46	0.25
Vesting period (years)	1.5	1.5	1.5	1.5	1.5
Number of options granted	120,000	5,382,000	20,000	200,000	3,870,000

Schedule of outstanding stock options
	Year ended December 31,
	2022		2021
	Number of Options	Weighted Average Exercise Price ($CAD)	Number of Options	Weighted Average Exercise Price ($CAD)
Outstanding, January 1,	12,547,000	4.86	8,100,000	0.72
Granted	9,592,000	1.68	10,775,000	5.91
Exercised	(70,000)	0.41	(6,074,000)	1.27
Forfeited	(205,000)	5.65	(251,000)	3.41
Expired	(60,000)	4.37	(3,000)	0.99
Outstanding, December 31,	21,804,000	3.47	12,547,000	4.86
Exercisable, December 31,	2,306,375	0.46	5,676,000	4.57